Note 1 - Reporting Entity	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of notes and other explanatory information [text block]
1.	Reporting entity

VivoPower International PLC (“VivoPower” or the “Company”) is a public company limited by shares and incorporated under the laws of England and Wales and domiciled in the United Kingdom. The address of the Company’s registered office is
7th
Floor,
9
Berkeley Street, London, United Kingdom
W1J
8DW.

In
July 2019,
the Board of Directors of the Company adopted a resolution to change the Company’s fiscal year end from
31
March
to
30
June,
commencing
June 30, 2019.
Moving forward, this allows the Company to align reporting periods with all of its Australian operations and majority shareholder, Arowana International Limited. Accordingly, these consolidated financial statements contain three
-month transitional financial statements as at and for the
three
months ended
June 30, 2019.
Any amounts shown as at and for the
three
months ended
30
June 2018
are unaudited.

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries (together referred to as the ‘Group’ and individually as ‘Group entities’). The ultimate parent company into which these results are consolidated is Arowana International Limited.